DIVESTITURES (Schedule of liabilities and assets related to un-assigned contracts) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012
Divestitures [Line Items]
Deferred revenue	$ 11.7	$ 10.2	$ 9.8
Prepaid contract service costs to buyer	5.7	5.3	6.1
IPTV operations [Member]
Divestitures [Line Items]
Deferred revenue			5.1	10.0
Customer advances				37.3
Total liabilities associated with the unassigned IPTV contracts	21.5			47.3
Deferred contract costs				24.6
Prepaid contract service costs to buyer				22.7
Total assets associated with the un-assigned IPTV contracts				$ 47.3